Investment Strategy	Jan. 22, 2026
CoinShares Bitcoin and Ether ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing all or substantially all of its assets in exchange-traded futures contracts on bitcoin and ether (individually, “Bitcoin Futures Contracts” and “Ether Futures Contracts” and, collectively, “Bitcoin and Ether Futures Contracts”) and “Collateral Investments” (as defined below) (together with Bitcoin and Ether Futures Contracts, “Bitcoin- and Ether-Linked Investments”). The Fund’s investment in Bitcoin and Ether Futures Contracts will be approximately equally weighted as of the rebalance date and will be rebalanced on a monthly basis, provided that during rebalancing periods or while taking temporary defensive positions, the Fund may be over- or under-weight with respect to one or another type of Bitcoin and Ether Futures Contract. The Fund does not directly invest in bitcoin or ether. Rather, the Fund seeks to benefit from increases in prices to Bitcoin and Ether Futures Contracts.

Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bitcoin and Ether Futures Contracts. For purposes of this investment test, derivative contracts (such as Bitcoin and Ether Futures Contracts) will be valued using their notional value. The Fund invests indirectly, via a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”), in standardized, cash-settled futures contracts on Bitcoin- and Ether-Linked investments.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”).

Bitcoin, ether and Bitcoin and Ether Futures Contracts are a relatively new asset class and are subject to unique and substantial risks, including the risk that the value of the Fund’s investments could decline rapidly, including to zero. Bitcoin, ether and Bitcoin and Ether Futures Contracts have historically been more volatile than traditional asset classes. You should be prepared to lose your entire investment.

Bitcoin and Ether

Bitcoin and ether are digital assets. The ownership and behavior of bitcoin and ether is determined by participants in online, peer-to-peer networks that connect computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network and Ethereum Networks, respectively. The Bitcoin Network and Ethereum Network are a peer-to-peer payment networks that operates on a cryptographic protocol, commonly referred to as the “Bitcoin Protocol” or “Ethereum Protocol.” The value of bitcoin and ether is not backed by any government, corporation or other identified body. Their value is determined, in part, by the supply and demand in markets created to facilitate the trading of bitcoin and ether. Ownership and the ability to transfer or take other actions with respect to bitcoin or ether is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys - a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

Bitcoin, the Bitcoin Network and the operating software that governs the Bitcoin Network were initially discussed in a white paper that was attributed to an individual named Satoshi Nakamoto. However, no individual has been reliably identified as bitcoin’s creator, and it is generally believed that the name is a pseudonym for the actual inventor(s). The first bitcoin were created in 2009 upon the release of the Bitcoin Network source code (i.e., the software and protocol that created and launched the Bitcoin Network). Since 2009, the Bitcoin Network has been actively developed by a group of engineers known as Core Developers. Bitcoin is an open-source project, and it is not represented by an official organization or authority. The supply of bitcoin is constrained formulaically by the Bitcoin Protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as mutually interchangeable (i.e., fungible). No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (these parties are commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) users who choose what bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software, and if a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created, commonly referred to as a “fork”. The price of the Bitcoin Futures Contracts in which the Fund invests may reflect the impact of these forks.

The Ethereum Network was originally described in a 2013 white paper by Vitalik Buterin, a programmer involved with bitcoin, with the goal of creating a global platform for decentralized applications powered by smart contracts. The formal development of the Ethereum Network began through a Swiss firm called Ethereum Switzerland GmbH in conjunction with several other entities. Subsequently, the Ethereum Foundation, a Swiss non-profit organization, was set up to oversee the protocol’s development. The Ethereum Network went live on July 30, 2015. Unlike other digital assets such as bitcoin, which are solely created through a progressive mining process, 72.0 million ether were created in connection with the launch of the Ethereum Network. The initial 72.0 million ether were distributed as follows:

Initial Distribution: 60.0 million ether, or 83.33% of the supply, was sold to the public in a crowd sale conducted between July and August 2014 that raised approximately $18 million which was used to fund the development of the Ethereum Network.

Ethereum Foundation: 6.0 million ether, or 8.33% of the supply, was distributed to the Ethereum Foundation for operational costs.

Ethereum Developers: 3.0 million ether, or 4.17% of the supply, was distributed to developers who contributed to the Ethereum Network.

Developer Purchase Program: 3.0 million ether, or 4.17% of the supply, was distributed to members of the Ethereum Foundation to purchase at the initial crowd sale price.

Following the launch of the Ethereum Network, ether supply initially increased through a progressive mining process. Following the introduction of EIP-1559, described below, ether supply and issuance rate varies based on factors such as recent use of the network.

Coinciding with the network launch, it was decided that EthSuisse would be dissolved, designating the Ethereum Foundation as the sole organization dedicated to protocol development. Historically and continuing through the present, the development of the source code of the Ethereum protocol has been overseen by the Ethereum Foundation and the core developers. The core developers evolve over time, largely based on self-determined participation. The Ethereum Network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum Network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum Network; users of the Ethereum Network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum Network incentivizes developers to write quality applications and increases the efficiency of the Ethereum Network because wasteful code costs more. It also ensures that the Ethereum Network remains economically viable by compensating people for their contributed computational resources.

Bitcoin and ether may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Bitcoin and ether may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept bitcoin and ether as a form of payment in the United States and foreign markets, there is relatively limited use of bitcoin and ether for commercial and retail payments. Similarly, bitcoin and ether may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although they have experienced significant periods of price volatility.

The value of bitcoin and ether is determined by the value that various market participants place on bitcoin through their transactions. Price discovery occurs through secondary market trading on bitcoin and ether trading platforms, over-the-counter trading desks and direct peer-to-peer payments. Many digital asset trading platforms are open 24 hours a day, 7 days a week. Digital asset trading platforms and over-the-counter trading desks have a relatively limited history, limited liquidity and trading across trading platforms order books which has resulted in periods of high volatility and price divergence among trading platforms. In addition, during high volatility periods, in addition to price divergences, some bitcoin and ether trading platforms have experienced issues related to account access and trade execution.

Bitcoin and Ether Futures Contracts

Futures contracts are financial contracts the value of which depends on, or is derived from, the underlying reference asset. In the case of Bitcoin and Ether Futures Contracts, the underlying reference asset is bitcoin and ether, respectively. Futures contracts may be physically-settled or cash settled. The only futures contracts in which the Fund invests (as described below) are cash-settled Bitcoin and Ether Futures Contracts. “Cash-settled” means that when the relevant futures contract expires, if the value of the underlying reference asset exceeds the futures contract price, the seller pays to the purchaser cash in the amount of that excess. Alternatively, if the futures contract price exceeds the value of the underlying reference asset, the purchaser pays to the seller cash in the amount of that excess. In a cash-settled futures contract on bitcoin or ether, the amount of cash to be paid is equal to the difference between the value of the bitcoin or ether, respectively, underlying futures contract at the close of the last trading day of the contract and the futures contract price as specified in the agreement.

The Fund will invest indirectly, via the Subsidiary, in standardized, cash-settled futures contracts on bitcoin and ether. Such futures contracts are traded on commodity exchanges registered with the Commodity Futures Trading Commission (the “CFTC”). Currently, the Bitcoin and Ether Futures Contracts in which the Fund will invest are only traded on the Chicago Mercantile Exchange (the “CME”). The value of Bitcoin and Ether Futures Contracts on the CME are determined by reference to the CME CF Bitcoin Reference Rate and CME CF Ether Reference Rate, respectively, each of which provide an indication of the volume-weighted average price of bitcoin and ether across certain trading platforms.

As the futures contracts approach expiration, they may be replaced by similar contracts that have a later expiration. This process is referred to as “rolling.” The Fund intends to “roll” its Bitcoin and Ether Futures Contracts prior to expiration. The Fund’s investment sub-adviser, Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”), with oversight from the Fund’s investment adviser, Valkyrie Funds LLC (“Valkyrie” or the “Adviser”), seeks to invest in “front month” Bitcoin and Ether Futures Contracts. “Front month” contracts are the monthly contracts with the nearest expiration date. Typically, the Fund will roll to the next “nearby” Bitcoin and Ether Futures Contracts. The “nearby” contracts are those contracts with the next closest expiration date. There is no guarantee that such a strategy will produce the desired results.

The Fund’s investment in the Subsidiary is intended to provide the Fund with exposure to the bitcoin and ether futures markets in accordance with applicable rules and regulations. The Subsidiary and the Fund will have the same investment adviser, investment sub-adviser and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940 (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. The Subsidiary’s custodian is U.S. Bank National Association. In order to qualify as a regulated investment company (“RIC”) for purposes of federal income tax treatment under the Internal Revenue Code of 1986, as amended (the “Code”), the Fund may have to reduce its exposure to its Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC under Subchapter M of the Code and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions.

Collateral Investments

In addition to the investments in Bitcoin and Ether Futures Contracts, the Fund (and the Subsidiary, as applicable) will invest its remaining assets directly in cash, cash-like instruments or high-quality securities (collectively the “Collateral Investments”). The Collateral Investments may consist of high-quality securities, which include: (1) U.S. Government securities, such as bills, notes and bonds issued by the U.S. Treasury; (2) money market funds; and/or (3) corporate debt securities, such as commercial paper and other short-term unsecured promissory notes issued by businesses that are rated investment grade or determined by the Sub-Adviser to be of comparable quality. For these purposes, “investment grade” is defined as investments with a rating at the time of purchase in one of the four highest categories of at least one nationally recognized statistical rating organizations (e.g., BBB- or higher from S&P Global Ratings or Baa3 or higher from Moody’s Investors Service, Inc.). The Collateral Investments are designed to provide liquidity (i.e., provide an asset that can easily be exchanged for cash), and satisfy the “margin” requirements applicable to the Fund’s futures portfolio, which require that the Fund post collateral to secure its obligations under those contracts. Collateral Investments may also be invested in as Secondary Investments, as described below.

In order to help maintain the desired level of exposure to Bitcoin and Ether Futures Contracts, the Fund may enter into reverse repurchase agreements, a form of borrowing in which the Fund sells portfolio securities to financial institutions and agrees to repurchase them at a mutually agreed-upon date and price that is higher than the original sale price, and use the proceeds for investment purchases.

Secondary Investments

The Fund’s investment in futures contracts will be limited by the position limits established by the derivatives exchange applicable to such contracts. Currently, the position limit for Bitcoin Futures Contracts on the CME is 2,000 contracts for an applicable month, with each contract representing five bitcoin, while the position limit for Ether Futures Contracts is 8,000 contracts for an applicable month, with each contract representing 50 ether. The Fund will be prohibited from purchasing Bitcoin and Ether Futures Contracts in excess of these limits. If the Fund is prohibited by applicable position limits from buying additional front month Bitcoin and Ether Futures Contracts, the Fund will invest, in the discretion of the Sub-Adviser, in longer dated Bitcoin and Ether Futures Contracts and/or additional Collateral Investments (collectively, “Secondary Investments”).

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in Bitcoin and Ether Futures Contracts.
CoinShares Bitcoin Mining ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies that derive at least 50% of their revenue or profits from bitcoin mining operations and/or from providing specialized chips, hardware and software or other services to companies engaged in bitcoin mining. The Fund will not directly invest in bitcoin, or indirectly through the use of derivatives or through investments in funds or trusts that hold bitcoin. Valkyrie Funds LLC (“Valkyrie” or the “Adviser”) serves as the Fund’s investment adviser and Vident Advisory, LLC (d/b/a Vident Asset Management) (“Vident” or the “Sub-Adviser”) serves as the Fund’s investment sub-adviser.

The Fund’s selection universe includes common stock and American Depositary Receipts (“ADRs”) listed on global securities exchanges, including U.S. dollar denominated and non-U.S. dollar denominated securities issued by U.S. and non-U.S. companies, including companies operating in emerging market countries (as defined by the FTSE Emerging Index). The Fund may also invest no more than 5% of the Fund’s net assets in the debt instruments of bitcoin mining companies. A significant portion of the Fund’s investments may be in issuers with small market capitalizations. The Adviser evaluates all companies comprising the selection universe and identifies eligible bitcoin mining companies. From these companies, the Fund will invest at least 80% of its net assets in those bitcoin mining companies that the Adviser believes are well positioned to succeed and provide the best opportunity for capital appreciation. The Fund may also invest up to 20% of its net assets in companies that (i) hold a significant portion of their net assets in bitcoin on their balance sheet as can be reasonably determined by the company’s annual filings (e.g., filings on Form 10-K or foreign equivalents) from the past 12 months; and/or (ii) derive a significant portion of their revenue or profits directly from mining, lending, transacting in bitcoin, or manufacturing bitcoin mining equipment as can be reasonably determined by the company’s annual filings from the past 12 months.

Bitcoin is a digital asset, sometimes referred to as a digital currency or a “cryptocurrency.” The ownership and behavior of bitcoin is determined by participants in an online, peer-to-peer network that connects computers that run publicly accessible, or “open source,” software that follows the rules and procedures governing the Bitcoin Network. The Bitcoin Network is a peer-to-peer payment network that operates on a cryptographic protocol, commonly referred to as the “Bitcoin Protocol.” The value of bitcoin is not backed by any government, corporation or other identified body. Its value is determined, in part, by the supply and demand in markets created to facilitate the trading of bitcoin. Ownership and the ability to transfer or take other actions with respect to bitcoin is protected through public-key cryptography. Public-key cryptography, or asymmetric cryptography, is an encryption scheme that uses two mathematically related, but not identical, keys — a public key and a private key. Unlike symmetric key algorithms that rely on one key to both encrypt and decrypt, each key performs a unique function. The public key is used to encrypt and the private key is used to decrypt.

The supply of bitcoin is constrained formulaically by the Bitcoin Protocol instead of being explicitly delegated to an identified body (e.g., a central bank or corporate treasury) to control. Units of bitcoin are treated as mutually interchangeable (i.e., fungible). No single entity owns or operates the Bitcoin Network, which is collectively maintained by (1) a decentralized group of participants who run computer software that results in the recording and validation of transactions (commonly referred to as “miners”), (2) developers who propose improvements to the Bitcoin Protocol and the software that enforces the Bitcoin Protocol and (3) users who choose what bitcoin software to run. From time to time, the developers suggest changes to the bitcoin software, and if a sufficient number of users and miners elect not to adopt the changes, a new digital asset, operating on the earlier version of the bitcoin software, may be created, commonly referred to as a “fork”. The price of the bitcoin, including companies in which the Fund invests that have exposure to bitcoin, may reflect the impact of these forks. Bitcoin was released in 2009 and there is little data on its long-term investment potential. Bitcoin is not backed by a government-issued legal tender or other assets or currency.

Bitcoin may be regarded as a currency or digital commodity depending on its specific use in particular transactions. Bitcoin may be used as a medium of exchange or unit of account. Although a number of large and small retailers accept bitcoin as a form of payment in the United States and foreign markets, there is relatively limited use of bitcoin for commercial and retail payments. Similarly, bitcoin may be used as a store of value (i.e., an asset that maintains its value rather than depreciating), although it has experienced significant periods of price volatility.

The process by which bitcoins are created and bitcoin transactions are verified is called mining. To begin mining, a user, or “miner,” uses a bitcoin application-specific integrated circuit (ASIC) to access the mining client that is embedded in the ASIC firmware, and which, like regular Bitcoin Network software, turns the user’s computer into a “node” on the Bitcoin Network that validates blocks. Each time transactions are validated and bundled into new blocks added to the Blockchain, the Bitcoin Network awards the miner solving such blocks with newly issued bitcoin and any transaction fees paid by bitcoin transaction senders. This reward system is the method by which new bitcoins enter into circulation to the public. Over time, the size of the fixed reward of new bitcoin decreases, and miners increasingly rely on transaction fees to compensate them for exerting computational power in solving blocks.

Each block contains the details of some or all of the most recent transactions that are not memorialized in prior blocks, as well as a record of the award of bitcoins to the miner who solved the new block. In order to add blocks to the Blockchain, a miner must map an input data set (i.e., the Blockchain, plus a block of the most recent Bitcoin Network transactions and an arbitrary number called a “nonce”) to a desired output data set of a predetermined length (the “hash value”) using the SHA 256 cryptographic hash algorithm. Cryptographic hash algorithms operate as a “signature” for a text or data file, with the SHA 256 cryptographic hash algorithm generating an almost unique 256-bit signature for a text. Each unique block can only be solved and added to the Blockchain by one miner; therefore, all individual miners and mining pools on the Bitcoin Network are engaged in a competitive process of constantly increasing their computing power to improve their likelihood of solving for new blocks. If two miners solve the same block at the same time, the miner whose transaction is broadcast and propagated first wins. As more miners join the Bitcoin Network and its processing power increases, the Bitcoin Network adjusts the complexity of the block solving equation to maintain a predetermined pace of adding a new block to the Blockchain approximately every ten minutes. The complexity of the bitcoin solving equation is known as difficulty.

In addition, the competitiveness in bitcoin mining has increased such that traditional central processing units (CPUs), graphics processing units (GPUs) and field programmable gate arrays (FPGAs) are no longer competitive. Miners must invest in ASICs in order to compete. The Fund will invest in companies that provide this and other specialized hardware, software and services for bitcoin mining.

The Fund is classified as “non-diversified” under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investments will be concentrated in the industry or group of industries comprising the information technology sector.

Strategy Portfolio Concentration [Text]	The Fund is an actively-managed exchange-traded fund (“ETF”) that will invest at least 80% of its net assets (plus borrowings for investment purposes) in securities of companies that derive at least 50% of their revenue or profits from bitcoin mining operations and/or from providing specialized chips, hardware and software or other services to companies engaged in bitcoin mining.